Revenue from contracts with customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract liabilities, beginning balance	$ (35)	$ (19)	$ (61)
Aquadrill Acquisition			(1)
Amortization of revenue that was included in the beginning contract liability balance	16	9	19
Cash received, excluding amounts recognized as revenue		(51)	(21)
Contract liabilities, ending balance	$ (19)	$ (61)	$ (64)